Stock-based compensation - Share options plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Nov. 17, 2021 shares
Number of options
Exercised (in shares)		(125,000)
Weighted-average exercise price $ per share
Proceeds from options exercised | $	$ 0	$ 519
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares received per stock option (in shares)	1
Expiration period	10 years
Shares issued or outstanding (in shares)		0	0	0
Number of options
Beginning balance (in shares)	0	125,000
Exercised (in shares)		(125,000)
Ending balance (in shares)		0
Weighted-average exercise price $ per share
Beginning balance (CAD per share) | $ / shares			$ 4.16
Exercised (CAD per share) | $ / shares			4.16
Ending balance (CAD per share) | $ / shares			$ 0
Proceeds from options exercised | $		$ 519
Total intrinsic value of options exercised | $		$ 1,909